Share-based Payment - Summary of Number and Weighted-average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	10,661,837	9,500,220
Stock option programs, Granted	1,456,933	3,370,267
Stock option programs, Vested	(999,874)	(1,413,206)
Stock option programs, Cancelled	(394,295)	(795,444)
Stock option programs, Ending balance	10,724,601	10,661,837
Weighted-average exercise price, Beginning balance	R$ 29.84	R$ 29.05
Weighted-average exercise price, Granted		36.06
Weighted-average exercise price, Vested	23.32	23.19
Weighted-average exercise price, Cancelled	0	0
Weighted-average exercise price, Ending balance	R$ 33.77	R$ 29.84
Stock grant programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	4,515,837	1,522,220
Stock option programs, Granted	1,456,933	3,370,267
Stock option programs, Vested	(57,874)	(8,206)
Stock option programs, Cancelled	(219,295)	(368,444)
Stock option programs, Ending balance	5,695,601	4,515,837
Stock option programs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option programs, Beginning balance	6,146,000	7,978,000
Stock option programs, Vested	(942,000)	(1,405,000)
Stock option programs, Cancelled	(175,000)	(427,000)
Stock option programs, Ending balance	5,029,000	6,146,000